UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-05987
Morgan Stanley New York Municipal Money Market Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York (Address of principal executive offices)	10036 (Zip code)
Kevin Klingert
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: December 31, 2011
Date of reporting period: September 30, 2011
Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

	Weekly Variable Rate Bonds (73.9%)
$9,975	Amherst Development Corporation, Student Housing Facility South Lake Village Ser 2010 B	0.13%	10/07/11	10/01/35	$9,975,000
16,070	Chemung County Industrial Development Agency, Elmira College Ser 2007 A	0.15	10/07/11	07/01/38	16,070,000
6,450	Eagle Tax-Exempt Trust, New York State Environmental Facilities Corp. Clean Water Ser 2002 B Eagle #20090025 Class A	0.16	10/07/11	06/15/27	6,450,000
2,140	J P Morgan Chase & Co, Port Authority of New York & New Jersey Cons Ser 156 PUTTERs Ser 3647	0.16	10/07/11	05/01/17	2,140,000
	Metropolitan Transportation Authority,
18,940	Dedicated Tax Ser 2008 B-1	0.14	10/07/11	11/01/34	18,940,000
56,000	Ser 2002 G Subser G-1	0.11	10/07/11	11/01/26	56,000,000
25,280	Nassau Health Care Corporation, Nassau County Gtd Ser 2009 B1	0.12	10/07/11	08/01/29	25,280,000
	New York City,
33,400	Fiscal 2003 Subser C-5	0.12	10/07/11	08/01/20	33,400,000
4,500	Fiscal 2004 Subser H-3	0.12	10/07/11	03/01/34	4,500,000
25,500	Fiscal 2006 Subser F-4 B	0.11	10/07/11	09/01/35	25,500,000
24,300	Fiscal 2010 Subser G-4	0.09	10/07/11	03/01/39	24,300,000
	New York City Cultural Resources Trust,
5,800	American Museum of Natural History Ser 2008 B1	0.10	10/07/11	04/01/44	5,800,000
13,000	American Museum of Natural History Ser 2008 B2	0.10	10/07/11	04/01/44	13,000,000
8,110	American Museum of Natural History Ser 2008 B3	0.10	10/07/11	04/01/29	8,110,000
1,400	Julliard School Ser 2009 A ROCs II-R Ser 11927	0.16	10/07/11	01/01/33	1,400,000
31,400	New York Botanical Garden Ser 2009 A	0.13	10/07/11	07/01/32	31,400,000
6,700	The Metropolitan Museum of Art Ser 2006 A-1	0.12	10/07/11	10/01/36	6,700,000
	New York City Housing Development Corporation,
21,500	245 East 124th Street Ser 2008 A	0.12	10/07/11	11/01/46	21,500,000
9,900	Elliott Chelsea Development 2010 Series A	0.16	10/07/11	07/01/43	9,900,000
17,020	James Tower Development 2002 Ser A	0.11	10/07/11	06/15/32	17,020,000
6,600	Multi Family Carnegie Park Ser 1997 A	0.11	10/07/11	11/15/19	6,600,000
9,700	Multi Family Monterey Ser 1997 A	0.11	10/07/11	11/15/19	9,700,000
5,000	Queens College Residences 2009 Series A	0.13	10/07/11	06/01/43	5,000,000
	New York City Industrial Development Agency,
4,860	Auditory & Oral School Ser 2006	0.14	10/07/11	12/01/32	4,860,000
9,835	Civic Facilities New York Law School Ser 2006 B-1	0.12	10/07/11	07/01/36	9,835,000
11,700	FC Hanson Office Associates LLC Ser 2004	0.15	10/07/11	12/01/39	11,700,000
7,000	United Jewish Appeal Federation Ser 2004 B	0.13	10/07/11	07/01/34	7,000,000
	New York City Municipal Water Finance Authority,
4,900	Second General Fiscal 2010 Ser CC	0.09	10/07/11	06/15/41	4,900,000
14,655	Water & Sewer System Fiscal 2003 Ser E ROCs II-R Ser 12262	0.16	10/07/11	08/01/12	14,655,000
29,500	Water & Sewer System Fiscal 2008 Ser B-2	0.10	10/07/11	06/15/24	29,500,000
	New York City Transitional Finance Authority,
11,000	Future Tax Fiscal 1999 2nd Ser Subser A-2	0.12	10/07/11	11/15/27	11,000,000
1,000	Future Tax Fiscal 2011 Ser D ROCs II-R Ser 11903	0.16	10/07/11	02/01/19	1,000,000
7,270	Recovery Fiscal 2003 Ser 2 Subser 2C	0.13	10/07/11	11/01/22	7,270,000
14,095	Recovery Fiscal 2003 Ser 3 Subser 3G	0.12	10/07/11	11/01/22	14,095,000
	New York State Dormitory Authority,
9,585	Catholic Health System Ser 2006 A	0.16	10/07/11	07/01/25	9,585,000

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	DEMAND	MATURITY
THOUSANDS		RATE(a)	DATE(b)	DATE	VALUE

$6,935	Catholic Health System Ser 2008	0.16%	10/07/11	07/01/34	$6,935,000
22,650	City University System Cons 5th Ser 2008 D	0.12	10/07/11	07/01/31	22,650,000
1,900	Columbia University Ser 2003 B	0.10	10/07/11	07/01/28	1,900,000
13,205	Columbia University Ser 2009 A	0.07	10/07/11	09/01/39	13,205,000
16,835	Cornell University Ser 2004 A	0.12	10/07/11	07/01/33	16,835,000
13,325	Cornell University Ser 2004 B	0.12	10/07/11	07/01/33	13,325,000
11,590	Mental Health Services Facilities Ser 2003D-2E	0.13	10/07/11	02/15/31	11,590,000
11,500	Mental Health Services Facilities Ser 2003D-2F	0.14	10/07/11	02/15/31	11,500,000
13,740	Mental Health Services Facilities Ser 2003D-2H	0.13	10/07/11	02/15/31	13,740,000
20,000	Personal Income Tax Education Ser 2006 D Eagle #20060164 Class A	0.16	10/07/11	03/15/36	20,000,000
11,000	Personal Income Tax Rev Education Ser 2007 D	0.16	10/07/11	04/01/15	11,000,000
2,300	Personal Income Tax Ser 2011 A ROCs II-R Ser 11975	0.16	10/07/11	03/15/19	2,300,000
7,795	Pratt Institute Ser 2009 B	0.14	10/07/11	07/01/34	7,795,000
5,400	Rockefeller Univ Ser 2009-C ROCs II-R Ser 11944	0.16	10/07/11	07/01/34	5,400,000
30,500	Rockefeller University Ser 2008 A	0.12	10/07/11	07/01/39	30,500,000
19,550	Rockefeller University Ser 2009 B	0.10	10/07/11	07/01/40	19,550,000
15,470	St John’s University Ser 2008 A	0.12	10/07/11	07/01/30	15,470,000
2,948	The Metropolitan Museum of Art Ser A	0.14	10/07/11	07/01/15	2,948,000
3,690	The Metropolitan Museum of Art Ser B	0.14	10/07/11	07/01/23	3,690,000
8,220	Wagner College Ser 1998	0.12	10/07/11	07/01/28	8,220,000
8,045	Wagner College Ser 2009	0.12	10/07/11	07/01/38	8,045,000
3,495	New York State Environmental Facilities Corporation, Clean Water & Drinking Ser 2008 B PUTTERs Ser 2900	0.16	10/07/11	12/15/15	3,495,000
	New York State Housing Finance Agency,
10,000	10 Barclay Street 2004 Ser A	0.14	10/07/11	11/15/37	10,000,000
50,000	600 West 42nd Street Ser 2008 A (AMT)	0.15	10/07/11	11/01/41	50,000,000
21,290	80 DeKalb Avenue 2009 Ser A	0.12	10/07/11	05/01/42	21,290,000
12,540	80 DeKalb Avenue 2009 Ser B	0.12	10/07/11	05/01/42	12,540,000
19,750	Avalon Bowery Place I Ser 2010 A	0.12	10/07/11	11/01/37	19,750,000
14,500	Gotham West Housing Ser 2011 A-1	0.10	10/07/11	05/01/45	14,500,000
1,800	Gotham West Housing Ser 2011 A-2	0.09	10/07/11	05/01/45	1,800,000
13,330	Ocean Park Apartments Ser 2005 A (AMT)	0.16	10/07/11	05/15/35	13,330,000
16,300	Related-Taconic West 17th Street Ser 2009 A	0.13	10/07/11	05/15/39	16,300,000
13,970	Remeeder Houses Ser 2007 A (AMT)	0.18	10/07/11	05/01/39	13,970,000
	New York State Urban Development Corporation,
17,400	Personal Income Tax Ser 2004 A-3-A	0.13	10/07/11	03/15/33	17,400,000
2,540	Personal Income Tax Ser 2009 A1 ROCs II-R Ser 11709	0.16	10/07/11	12/15/24	2,540,000
7,420	Personal Income Tax Ser B PUTTERs Ser 2887	0.16	10/07/11	03/15/15	7,420,000
22,125	Service Contract Ser 2008-A-1	0.10	10/07/11	01/01/30	22,125,000
12,000	Service Contract Ser 2008-A-5	0.10	10/07/11	01/01/30	12,000,000
9,550	Suffolk County Water Authority, Ser 2008 BANs	0.08	10/07/11	01/15/13	9,550,000
8,215	Tompkins County Industrial Development Agency, Cornell University Ser 2002 A	0.13	10/07/11	07/01/30	8,215,000
	Triborough Bridge & Tunnel Authority,
24,150	Ser 2002 F	0.13	10/07/11	11/01/32	24,150,000
57,415	Sub Ser 2001 B	0.12	10/07/11	01/01/32	57,415,000

	Total Weekly Variable Rate Bonds (Cost $1,068,473,000)				1,068,473,000

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF	MATURITY
THOUSANDS		RATE	PURCHASE	DATE	VALUE

	Commercial Paper (6.6%)
	Long Island Power Authority,
$20,574	Electric System Ser 2008 CP-3	0.14%	0.14%	10/17/11	$20,574,000
21,315	Electric System Ser 2008 CP-3	0.14	0.14	10/20/11	21,315,000
	Metropolitan Transportation Authority,
21,900	Ser CP-2 Sub Ser B	0.12	0.12	10/14/11	21,900,000
4,000	Ser CP-2 Sub Ser B	0.13	0.13	10/06/11	4,000,000
5,000	Ser CP-2 Sub Ser C	0.13	0.13	10/05/11	5,000,000
4,000	Ser CP-2 Sub Ser C	0.17	0.17	11/03/11	4,000,000
10,000	New York City Municipal Water Finance Authority, Fiscal 1994 Ser 1	0.13	0.13	10/17/11	10,000,000
	New York State Power Authority,
3,000	Ser 1	0.12	0.12	10/21/11	3,000,000
5,000	Ser 1	0.16	0.16	10/04/11	5,000,000

	Total Commercial Paper (Cost $94,789,000)				94,789,000

		COUPON	DEMAND
		RATE(a)	DATE(b)

	Daily Variable Rate Bonds (6.5%)
	Nassau County Industrial Development Agency,
2,070	Cold Spring Harbor Laboratory Ser 1999	0.10%	10/03/11	01/01/34	2,070,000
5,830	Cold Spring Harbor Laboratory Ser 2008	0.10	10/03/11	01/01/42	5,830,000
	New York City,
3,960	Fiscal 2004 Subser H-4	0.10	10/03/11	03/01/34	3,960,000
11,800	Fiscal 2008 Ser J Subser J-3	0.11	10/03/11	08/01/23	11,800,000
11,000	Fiscal 2008 Subser L-4	0.09	10/03/11	04/01/38	11,000,000
1,750	Fiscal 2008 Subser L-6	0.10	10/03/11	04/01/32	1,750,000
	New York City Municipal Water Finance Authority,
10,025	Second General Fiscal 2007 Ser CC-1	0.13	10/03/11	06/15/38	10,025,000
11,305	Second General Fiscal 2007 Ser CC-1	0.15	10/03/11	06/15/38	11,305,000
8,190	Water & Sewer System Fiscal 2011 Ser DD-2	0.10	10/03/11	06/15/43	8,190,000
8,950	Water & Sewer System Fiscal 2011 Ser DD-3A	0.10	10/03/11	06/15/43	8,950,000
	New York City Transitional Finance Authority,
12,800	Recovery Fiscal 2003 Ser 3 Subser 3B	0.10	10/03/11	11/01/22	12,800,000
5,725	Recovery Fiscal 2003 Ser 3 Subser 3F	0.10	10/03/11	11/01/22	5,725,000

	Total Daily Variable Rate Bonds (Cost $93,405,000)				93,405,000

	Put Option Bonds (4.9%)
1,500	New York Liberty Development Corporation, Recovery Zone 3 World Trade Center Ser 2010 A-1	0.42	01/19/12	12/01/50	1,500,000
70,000	New York Liberty Development Corporation, World Trade Center Ser 2009 A-2	0.35	02/01/12	12/01/49	70,000,000

	Total Put Option Bonds (Cost $71,500,000)				71,500,000

	Closed-End Investment Companies (4.5%)
40,000	BlackRock MuniHoldings New York Quality Fund, Inc. (MHN), VRDP Ser W-7 (AMT)	0.31	10/07/11	07/01/41	40,000,000
22,500	BlackRock MuniYield New York Quality Fund, Inc. (MYN), VRDP Ser W-7 (AMT)	0.28	10/07/11	05/01/41	22,500,000
2,000	Nuveen New York Quality Income Municipal Fund, Inc., VRDP Ser 1-1617 (AMT)	0.28	10/07/11	12/01/40	2,000,000

	Total Closed-End Investment Companies (Cost $64,500,000)				64,500,000

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited) continued

			YIELD TO
PRINCIPAL			MATURITY
AMOUNT IN		COUPON	ON DATE OF		MATURITY
THOUSANDS		RATE	PURCHASE		DATE	VALUE

	Municipal Bonds & Notes (3.7%)
$4,847	East Rochester Union Free School District, Ser 2011 BANs, dtd 07/29/11	1.25%	0.47%		07/27/12	$4,878,365
25,000	New York State Thruway Authority, General Ser 2011 BANs, dtd 07/13/11	2.00	0.35		07/12/12	25,319,942
17,920	Oyster Bay, Ser 2011 B BANs, dtd 08/12/11	3.00	0.52		08/10/12	18,299,066
	Tompkins County,
2,415	Ser 2010 BANs, dtd 12/15/10	1.50	0.49		12/15/11	2,419,987
3,250	Ser 2011 BANs, dtd 07/28/11	1.25	0.44		07/27/12	3,271,523

	Total Municipal Bonds & Notes (Cost $54,188,883)					54,188,883

	Total Investments (Cost $1,446,855,883) (c)			100.1%		1,446,855,883
	Liabilities in Excess of Other Assets			(0.1)		(1,202,538)

	Net Assets			100.0%		$1,445,653,345

AMT	Alternative Minimum Tax.

BANs	Bond Anticipation Notes.

PUTTERS	Puttable Tax-Exempt Receipts.

ROCs	Reset Option Certificates.

VRDP	Variable Rate Demand Preferred.

(a)	Rate shown is the rate in effect at September 30, 2011.

(b)	Date on which the principal amount can be recovered through demand.

(c)	Cost is the same for federal income tax purposes.

Morgan Stanley New York Municipal Money Market Trust
Portfolio of Investments ▪ September 30, 2011 (unaudited)
Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT SEPTEMBER 30, 2011 USING
		UNADJUSTED	OTHER
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKETS FOR	OBSERVABLE	UNOBSERVABLE
		IDENTICAL INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Short-Term Investments
Weekly Variable Rate Bonds	$1,068,473,000	—	$1,068,473,000	—
Commercial Paper	94,789,000	—	94,789,000	—
Daily Variable Rate Bonds	93,405,000	—	93,405,000	—
Put Option Bonds	71,500,000	—	71,500,000	—
Closed-End Investment Companies	64,500,000	—	64,500,000	—
Municipal Bonds & Notes	54,188,883	—	54,188,883	—

Total Assets	$1,446,855,883	—	$1,446,855,883	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Municipal Money Market Trust
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Kevin Klingert
Kevin Klingert
Principal Executive Officer
November 17, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011